Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,830,000
Total Fee Amount	4,395.72
Total Offset Amount	0.00
Net Fee	$ 4,395.72
Offset Table N/A	N/A